Pension and Postretirement Benefits - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Domestic Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer contributions, percentage match of participants' contributions	50.00%
Employer contributions, percentage unmatched of participants' contributions	3.00%
Domestic Plans [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan matching percent of compensation	6.00%
TCN Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total benefits estimated under the plan	$ 30
Employer contributions, percentage match of participants' contributions	50.00%
Employer contributions, percentage unmatched of participants' contributions	3.00%
TCN Plan [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan matching percent of compensation	6.00%